Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities [Line Items]
Personnel related liabilities	$ 135,349	$ 159,339
Facility related liabilities	14,182	22,517
General overhead liabilities	31,126	29,257
Other liabilities	7,584	18,607
Short term government grants (note 11)	54	43
Restructuring and other items (note 14)	2,432	2,116
Other liabilities (Note 7)	$ 190,727	$ 231,879	[1]

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs (see Note 20).